THE TAIWAN FUND, INC.

SCHEDULE OF INVESTMENTS / MAY 31, 2026 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE
COMMON STOCKS – 98.5%
CONSUMER DISCRETIONARY — 2.7%
Hotels, Restaurants & Leisure — 0.1%
Gourmet Master Co. Ltd.	436,000	$851,805

Household Durables — 1.6%
Nien Made Enterprise Co. Ltd.	1,019,000	10,328,087
Leisure Products — 0.5%
Giant Manufacturing Co. Ltd.	54,000	119,462
KMC Kuei Meng International, Inc.	13,000	34,611
Merida Industry Co. Ltd.	1,562,000	3,325,897
		3,479,970

Textiles, Apparel & Luxury Goods — 0.5%
Fulgent Sun International Holding Co. Ltd. (a)	1,234,899	2,901,424
TOTAL CONSUMER DISCRETIONARY		17,561,286

INDUSTRIALS — 5.1%
Electrical Equipment — 5.1%
Advanced Energy Solution Holding Co. Ltd. (a)	388,000	14,367,848
Bizlink Holding, Inc.	285,317	18,990,469
TOTAL INDUSTRIALS		33,358,317

INFORMATION TECHNOLOGY — 90.0%
Communications Equipment — 1.3%
Accton Technology Corp.	112,000	8,688,129

Electronic Equipment, Instruments & Components — 19.1%
Chroma ATE, Inc.	78,000	6,274,760
Delta Electronics, Inc.	395,000	30,830,314
Elite Material Co. Ltd.	187,000	30,564,237
Fositek Corp.	106,000	6,530,782
Gold Circuit Electronics Ltd.	355,000	14,959,059
Lotes Co. Ltd.	2,000	169,191
Unimicron Technology Corp.	1,042,000	35,093,135
		124,421,478

Semiconductors & Semiconductor Equipment — 64.4%
Alchip Technologies Ltd.	26,000	3,664,427
eMemory Technology, Inc.	200,000	21,771,400
Global Unichip Corp.	38,000	5,665,033
Hon Precision, Inc.	168,000	44,298,734
Horng Terng Automation Co. Ltd.	150,000	8,451,581
Jentech Precision Industrial Co. Ltd. (a)	156,000	17,653,988
Kinsus Interconnect Technology Corp.	700,000	16,290,243
LandMark Optoelectronics Corp.	277,000	23,123,494
MediaTek, Inc.	386,000	53,108,809
MPI Corp.	145,000	27,587,748
Taiwan Semiconductor Manufacturing Co. Ltd.	2,351,000	176,744,346

	SHARES	US $ VALUE
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 64.4%
WinWay Technology Co. Ltd.	75,000	$20,745,878
		419,105,681

Technology Hardware, Storage & Peripherals — 5.2%
King Slide Works Co. Ltd. (a)	207,000	33,469,697
TOTAL INFORMATION TECHNOLOGY		585,684,985

MATERIALS — 0.7%
Metals & Mining — 0.7%
Century Iron & Steel Industrial Co. Ltd. (a)	1,388,000	4,585,976
TOTAL MATERIALS		4,585,976
TOTAL COMMON STOCKS
(Cost — $202,730,016)		641,190,564
TOTAL INVESTMENTS — 98.5%
(Cost — $202,730,016)		641,190,564
OTHER ASSETS AND LIABILITIES, NET—1.5%		9,688,652
NET ASSETS—100.0%		$650,879,216

Legend:
US $– United States dollar
(a) All or a portion of the security is on loan. The market value of the securities on loan is $42,525,934, collateralized by non-cash collateral such as U.S. Government securities in the amount of $44,681,403.